Note 11 - Supplemental Disclosures With Respect to Cash Flows	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
11.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

During the period ended September 30, 2023, significant non-cash investing and financing transactions included:

1.	included in accounts payable and accrued liabilities is $417,892 related to exploration and evaluation assets;

2.	issued 29,900 common shares with a fair value of $225,126 for the acquisition of exploration and evaluation assets;

3.	issued 40,000 underwriter warrants valued at $270,400 for public offering in the United States; and

4.	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.

During the period ended September 30, 2022, significant non-cash investing and financing transactions included:

1.	included in accounts payable and accrued liabilities is $328,300 related to exploration and evaluation asset; and

2.	issued 879,732 common shares with a fair value of $134,805 for the acquisition of exploration and evaluation assets.